UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	12/31/07

Item 1:          Report to Shareholders.

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

U.S. Government & Government
Sponsored Enterprises Money
Market Fund

For the six-month period ended December 31, 2007

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund Semiannual Report

For the six-month period ended December 31, 2007

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund's performance for the six-month period ended December 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the six-month period ended December 31, 2007?

A: During the second half of the year, market sentiment changed significantly. Headlines emerged indicating further weakening of the housing market. Defaults of subprime mortgage borrowers forced banks and brokerage firms to write down assets by as much as $64 billion. The result was a substantial flight to quality. Investors sought the safety of short maturity U.S. Treasury securities, steepening the yield curve between two-year notes and 30-year bonds by 116 basis points from the beginning of the period.

In August, the Federal Reserve Board (the Fed) reacted to the credit crisis with an emergency 0.5% cut in the discount window rate, the rate it charges eligible financial institutions to borrow money. In September, October, and December the Fed followed up with additional cuts of 0.5%, 0.25%, and 0.25%, respectively, at the discount window and in the fed funds rate (the overnight lending rate between banks). More recently, President Bush announced plans to freeze rates on more than a million adjustable-rate mortgages that were due to reset to higher rates in the next year. Finally, the Fed announced the availability of financing for some of these problematic assets in 2008.

Q: How did the Fund perform during the six-month period ended December 31, 2007?

A: The Fund (Class A shares) finished the six-month period with total net assets of $417.10 million and a seven-day current yield of 3.66%. The current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation. For the six-month period ended December 31, 2007, the Fund returned 2.15%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,1 which returned 2.12% in the same period.

Q: What were the most significant factors affecting performance?

A: Consistent with its objective to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities, the portfolio remained invested in high-quality short-term securities issued by certain U.S. government agencies and agency-backed repurchase agreements. Intermittent flights to quality by investors drove yields on short-term securities higher than those on longer-term securities, inverting the yield curve. Reflecting this, the portfolio's positions were concentrated in one- and two-month securities, and the portfolio's average maturity decreased.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1 The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

Source: Lipper, Inc. Copyright©2008 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

Important Performance and Other Information

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of December 31, 2007; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/07 – 12/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/07	12/31/07	7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,021.50	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class B
Actual	$1,000.00	$1,017.70	$7.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.36
Class C
Actual	$1,000.00	$1,021.50	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.56
Class I
Actual	$1,000.00	$1,021.50	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.56

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.45% for Class B, and 0.70% for Classes C & I) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

December 31, 2007

Credit Rating	%*
A-1+	78.39%
Repurchase Agreements	21.61%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2007

Investments	Interest Rate	Maturity Date	Rating	Principal Amount (000)	Amortized Cost
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 78.41%
Federal Home Loan Bank	3.15%	1/2/2008	A-1+	$60,000	$59,994,750
Federal Home Loan Bank	4.23%	2/6/2008	A-1+	18,035	17,958,712
Federal Home Loan Bank	4.25%	2/29/2008	A-1+	10,000	9,930,347
Federal Home Loan Bank	4.27%	2/8/2008	A-1+	20,000	19,909,856
Federal Home Loan Bank	4.295%	2/27/2008	A-1+	20,000	19,863,992
Federal Home Loan Bank	4.30%	1/30/2008	A-1+	20,000	19,930,722
Federal Home Loan Bank	4.32%	1/25/2008	A-1+	10,000	9,971,200
Federal Home Loan Bank	4.34%	2/1/2008	A-1+	15,000	14,943,942
Federal Home Loan Bank	4.375%	1/11/2008	A-1+	10,000	9,987,847
Federal Home Loan Bank	4.66%	1/9/2008	A-1+	12,000	11,987,573
Federal Home Loan Mortgage Corp.	4.22%	2/15/2008	A-1+	13,000	12,931,425
Federal Home Loan Mortgage Corp.	4.30%	2/11/2008	A-1+	30,000	29,853,083
Federal Home Loan Mortgage Corp.	4.335%	2/4/2008	A-1+	15,000	14,938,587
Federal Home Loan Mortgage Corp.	4.35%	1/7/2008	A-1+	10,000	9,992,750
Federal National Mortgage Assoc.	4.23%	1/24/2008	A-1+	20,000	19,945,950
Federal National Mortgage Assoc.	4.24%	3/12/2008	A-1+	10,000	9,916,378
Federal National Mortgage Assoc.	4.25%	2/22/2008	A-1+	10,000	9,938,611
Federal National Mortgage Assoc.	4.26%	1/31/2008	A-1+	12,000	11,957,400
Federal National Mortgage Assoc.	4.30%	2/13/2008	A-1+	20,000	19,897,278
Federal National Mortgage Assoc.	4.65%	1/16/2008	A-1+	20,000	19,961,250
Federal National Mortgage Assoc.	4.66%	1/9/2008	A-1+	20,000	19,979,289
Total Government Sponsored Enterprises Securities					373,790,942

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

December 31, 2007

Investments	Principal Amount (000)	Amortized Cost
Repurchase Agreements 21.62%
Repurchase Agreement dated 12/31/2007, 4.00% due 1/2/2008 with J.P. Morgan Chase & Co. collateralized by $70,220,000 of Federal Home Loan Bank at 3.625% to 5.90% due from 11/14/2008 to 10/5/2022 and $16,235,000 of Federal Home Loan Mortgage Corp. at 5.25% due 1/11/2010 and $15,311,000 of Federal National Mortgage Assoc. at 4.25% due 5/15/2009; value: $104,481,012 proceeds: $102,022,667	$102,000	$102,000,000
Repurchase Agreement dated 12/31/2007, 3.38% due 1/2/2008 with State Street Bank & Trust Co. collateralized by $2,000,000 of U.S. Treasury Bills at 3.04% due 3/13/2008; value: $1,987,834; proceeds: $1,036,169	1,036	1,035,974
Total		103,035,974
Total Investments in Securities 100.03%		476,826,916	*
Liabilities in Excess of Other Assets (0.03%)		(132,322)
Net Assets 100.00%		$476,694,594

*  Cost for Federal income tax purposes is $476,826,916. Average maturity of investments: 23 days.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

December 31, 2007

ASSETS:
Investment in securities, at amortized cost	$373,790,942
Repurchase agreements, at cost	103,035,974
Receivables:
Capital shares sold	5,735,689
From advisor (See Note 3)	62,709
Interest	11,430
Prepaid expenses and other assets	54,820
Total assets	482,691,564
LIABILITIES:
Payables:
Capital shares reacquired	4,096,792
Management fee	189,730
Directors' fees	128,618
12b-1 distribution fees-Class B	19,131
Fund administration	11,614
Distributions payable	1,310,742
Accrued expenses and other liabilities	240,343
Total liabilities	5,996,970
NET ASSETS	$476,694,594
COMPOSITION OF NET ASSETS:
Paid-in capital	$476,694,335
Undistributed net investment income	259
Net Assets	$476,694,594
Net assets by class:
Class A Shares	$417,100,987
Class B Shares	$29,396,784
Class C Shares	$22,401,887
Class I Shares	$7,794,936
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	417,100,773
Class B Shares (400 million shares of common stock authorized, $.001 par value)	29,396,766
Class C Shares (300 million shares of common stock authorized, $.001 par value)	22,401,875
Class I Shares (100 million shares of common stock authorized, $.001 par value)	7,794,936
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2007

Investment income:
Interest	$11,804,864
Expenses:
Management fee	1,135,482
Shareholder servicing	726,150
12b-1 distribution plan-Class B	105,394
Fund administration	95,395
Registration	49,485
Reports to shareholders	28,989
Professional	22,791
Custody	4,764
Directors' fees	4,299
Other	3,708
Gross expenses	2,176,457
Expense reductions (See Note 6)	(7,081)
Expenses assumed by advisor (See Note 3)	(391,433)
Net expenses	1,777,943
Net investment income	$10,026,921

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended December 31, 2007 (unaudited)	For the Year Ended June 30, 2007
Operations:
Net investment income	$10,026,921	$18,685,799
Distributions to shareholders from:
Net investment income
Class A	(8,982,532)	(16,877,313)
Class B	(489,359)	(901,407)
Class C	(383,780)	(574,509)
Class I	(171,250)	(332,570)
Total distributions to shareholders	(10,026,921)	(18,685,799)
Capital share transactions (Net of share conversions) (See Note 9):
Net proceeds from sales of shares	554,988,205	910,666,707
Reinvestment of distributions	9,741,930	17,611,991
Cost of shares reacquired	(526,314,316)	(873,640,250)
Net increase in net assets resulting from capital share transactions	38,415,819	54,638,448
Net increase in net assets	38,415,819	54,638,448
NET ASSETS:
Beginning of period	$438,278,775	$383,640,327
End of period	$476,694,594	$438,278,775
Undistributed net investment income	$259	$259

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 12/31/2007	Year Ended 6/30
	(unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.02	0.05	.03	.01	– (c)	.01
Distributions to shareholders from:
Net investment income	(.02)	(.05)	(.03)	(.01)	– (c)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	2.15%	4.68%	3.51%	1.35%	.21%	.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.35%	.70%	.70%	.81%	.83%	.88%
Expenses, including expense reductions and expenses assumed	.35%	.70%	.70%	.81%	.83%	.88%
Expenses, excluding expense reductions and expenses assumed	.44%	.92%	1.01%	.94%	.97%	.98%
Net investment income	2.13%	4.58%	3.47%	1.32%	.21%	.56%†
Supplemental Data:
Net assets, end of period (000)	$417,101	$393,914	$337,018	$271,720	$289,336	$266,528

† The ratios have been determined on a fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 12/31/2007	Year Ended 6/30
	(unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.02	.04	.03	.01	– (c)	– (c)
Distributions to shareholders from:
Net investment income	(.02)	(.04)	(.03)	(.01)	– (c)	– (c)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	1.77%	3.89%	2.73%	.72%	.20%	.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.73%	1.45%	1.45%	1.41%	.83%	1.15%
Expenses, including expense reductions and expenses assumed	.73%	1.45%	1.45%	1.41%	.83%	1.15%
Expenses, excluding expense reductions and expenses assumed	.81%	1.67%	1.76%	1.69%	1.72%	1.73%
Net investment income	1.75%	3.83%	2.67%	.62%	.21%	.29%†
Supplemental Data:
Net assets, end of period (000)	$29,397	$23,358	$26,534	$26,388	$47,789	$39,609

† The ratios have been determined on a fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 12/31/2007	Year Ended 6/30
	(unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.02	.05	.03	.01	- (c)	.01
Distributions to shareholders from:
Net investment income	(.02)	(.05)	(.03)	(.01)	- (c)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	2.15%	4.68%	3.51%	1.35%	.21%	.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.35%	.70%	.70%	.83%	.83%	.88%
Expenses, including expense reductions and expenses assumed	.35%	.70%	.70%	.83%	.83%	.88%
Expenses, excluding expense reductions and expenses assumed	.44%	.92%	1.01%	.94%	.97%	.98%
Net investment income	2.12%	4.59%	3.42%	1.19%	.21%	.56%†
Supplemental Data:
Net assets, end of period (000)	$22,402	$14,207	$13,064	$13,872	$26,945	$14,720

† The ratios have been determined on a fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Six Months Ended 12/31/2007	Year Ended 6/30		10/20/2004(a) to
	(unaudited)	2007	2006	6/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(b)	.02	.05	.03	.01
Distributions to shareholders from:
Net investment income	(.02)	(.05)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return(c)	2.15%	4.68%	3.51%	1.18	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.35%	.70%	.70%	.53%
Expenses, including expense reductions and expenses assumed	.35%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and expenses assumed	.44%	.92%	1.01%	.67	%(d)
Net investment income	2.13%	4.58%	3.50%	1.21	%(d)
Supplemental Data:
Net assets, end of period (000)	$7,795	$6,800	$7,024	$5,057

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and I. There are no front end sales charges on shares of each class, although there may be a contingent deferred sales charge ("CDSC") applied to each class of shares as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

Notes to Financial Statements (unaudited) (continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the six months ended December 31, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .48% of average daily net assets.

For the period November 1, 2007 through October 31, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.70%
B	1.45%
C	.70%
I	.70%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A(1)	Class B	Class C(1)
Service and distribution fee	.15%	.75%	1.00%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

Class I does not have a distribution plan.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited) (continued)

4. DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

6. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

8. INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited) (concluded)

9. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended December 31, 2007 (unaudited)		Year Ended June 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	513,063,637	$513,063,637	872,022,467	$877,022,467
Converted from Class B*	508,282	508,282	833,153	833,153
Reinvestment of distributions	8,802,914	8,802,914	15,960,396	15,960,396
Shares reacquired	(499,187,773)	(499,187,775)	(831,920,593)	(831,920,597)
Increase	23,187,060	$23,187,058	56,895,423	$61,895,419
Class B Shares
Shares sold	18,727,441	$18,727,441	19,104,581	$19,104,582
Reinvestment of distributions	432,676	432,676	804,932	804,931
Shares reacquired	(12,613,155)	(12,613,156)	(22,252,105)	(22,252,105)
Converted to Class A*	(508,282)	(508,282)	(833,153)	(833,153)
Increase (decrease)	6,038,680	$6,038,679	(3,175,745)	$(3,175,745)
Class C Shares
Shares sold	18,768,042	$18,768,042	14,257,951	$14,257,951
Reinvestment of distributions	349,187	349,187	525,243	525,243
Shares reacquired	(10,921,955)	(10,921,955)	(13,640,406)	(13,640,406)
Increase	8,195,274	$8,195,274	1,142,788	$1,142,788
Class I Shares
Shares sold	4,429,085	$4,429,085	5,281,707	$5,281,707
Reinvestment of distributions	157,153	157,153	321,421	321,421
Shares reacquired	(3,591,430)	(3,591,430)	(5,827,141)	(5,827,142)
Increase (decrease)	994,808	$994,808	(224,013)	$(224,014)

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective December 31, 2007, the Fund has adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for examination for the years ended December 31, 2004 through December 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 12 and 13, 2007, the Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods, and in the fourth quintile for the five-year and ten-year periods. The Board also observed that the Fund's investment performance was below that of the Lipper U.S. Government Money Market Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratios of Class A, Class C, and Class I to not more than 0.70% and the total expense ratio of Class B to not more than 1.45%, and that Lord Abbett proposed to enter into a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees were approximately six basis points above the median of the peer group. The Board also observed that at September 30, 2007 the total expense ratio of Class A and Class C were approximately the same as the median of the peer group, the total expense ratio of Class B was approximately one basis point above the median of the peer group, and the total expense ratio of Class I was approximately forty basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LAMM-3-1207

(02/08)

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Schedule of Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2008